Taxes - Schedule of significant components of temporary differences, unused tax credits and unused tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mineral property interests [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 3,363	$ 3,217	$ 3,667
Expiry Date Range	No expiry date	No expiry date	No expiry date
Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 936	$ 854	$ 888
Expiry Date Range	No expiry date	No expiry date	No expiry date
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 102	$ 150	$ 215
Expiry Date Range	No expiry date	No expiry date	No expiry date
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 93	$ 175	$ 297
Expiry Date Range	2046 to 2049	2045 to 2048	2044 to 2047
Marketable securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 1,073	$ 1,022	$ 916
Expiry Date Range	No expiry date	No expiry date	No expiry date
Allowable capital losses and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 187	$ 105	$ 87
Expiry Date Range	No expiry date	No expiry date	No expiry date
Non-capital losses available for future period [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 14,633	$ 13,708	$ 13,067
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 14,343	$ 12,278	$ 12,653
Expiry Date Range	2030 to 2045	2030 to 2044	2030 to 2043
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 290	$ 1,430	$ 414
Expiry Date Range	No expiry date	No expiry date	No expiry date